Capital and reserves - Earnings (Loss) per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital and reserves
Profit attributable to ordinary shareholders used to calculate basic and diluted earnings per share	$ 4,619.4	$ 4,640.3	$ 518.0
Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	119,910,688	100,000,000	100,000,000
Effect of shares issued		13,712,329
Effect of share options	101,687	1,393,175
Weighted average number of ordinary shares used to calculate basic earnings per share	120,012,375	115,105,504	100,000,000
Effect of share options	432,514	3,828,219	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings per share	120,444,889	118,933,723	104,530,892
Ordinary shares excluded from the diluted weighted average number of ordinary shares	2,153,841